S000065839 [Member] Expense Example - FlexShares Emerging Markets Quality Low Volatility Index Fund - FlexShares Emerging Markets Quality Low Volatility Index Fund	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	60
Expense Example, with Redemption, 5 Years	106
Expense Example, with Redemption, 10 Years	$ 242